STATEMENTS OF OPERATIONS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
REVENUES	$ 1,389,877	$ 1,132,688
COST OF REVENUES	1,031,557	774,281
GROSS PROFIT	358,320	358,407
OPERATING EXPENSES:
Selling, general and administrative expenses	948,927	441,750
Research and development expenses	33,600	21,000
Depreciation expense	4,595	4,328
LOSS FROM OPERATIONS	(628,802)	(108,671)
OTHER INCOME (EXPENSE):
Interest expense	(70,536)	(49,877)
NET LOSS	$ (699,338)	$ (158,548)
Net loss per share - basic and diluted	$ (0.18)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	3,963,151	3,760,899